Financial instruments (Tables)	9 Months Ended
Sep. 30, 2023
Financial instruments
Summary of carrying amounts and fair values of financial assets and financial liabilities

	Carrying amount					Fair Value
(€ in thousands)			Assets at	Liabilities	Total
	FVTPL	FVOCI	amortized	at amortized	carrying
9/30/2023			cost	cost	amount	Level 1	Level 2	Level 3	Total

Total assets	—	4	14,610	—	14,614

Current assets	—	—	14,610	—	14,610

Cash and cash equivalents	—	—	4,968	—	4,968

Other financial assets	—	—	4,889	—	4,889	—	—	—	—
Term Deposit	—	—	1,891	—	1,891	—	—	—	—
Restricted cash	—	—	2,988	—	2,988	—	—	—	—
Accrued interest	—	—	10	—	10	—	—	—	—

Trade receivables, net	—	—	4,753	—	4,753

Non-current assets	—	4	—	—	4

Other financial assets	—	4	—	—	4	4	—	—	4
Equity securities	—	4	—	—	4	4	—	—	4

Total liabilities	869	—	—	5,195	25,072

Current liabilities	—	—	—	2,564	3,371

Trade payables	—	—	—	2,426	2,426

Other financial liabilities	—	—	—	138	945	—	—	137	137
Current portion of long-term debt	—	—	—	138	138	—	—	137	137
Lease liability	—	—	—	—	807	—	—	—	n/a

Non-current liabilities	869	—	—	2,631	21,701

Other financial liabilities	869	—	—	2,631	21,701	—	—	3,387	3,387
Derivative financial instruments	869	—	—	—	869	—	—	869	869
Long-term debt	—	—	—	2,631	2,631	—	—	2,518	2,518
Lease liability	—	—	—	—	18,185	—	—	—	n/a
Security deposit	—	—	—	—	16	—	—	—	n/a

	Carrying amount					Fair Value
(€ in thousands)			Assets at	Liabilities	Total
	FVTPL	FVOCI	amortized	at amortized	carrying
12/31/2022			cost	cost	amount	Level 1	Level 2	Level 3	Total

Total assets	—	4	21,271	—	21,275

Current assets	—	—	20,331	—	20,331

Cash and cash equivalents	—	—	12,119	—	12,119

Other financial assets	—	—	2,047	—	2,047	—	—	—	—
Restricted cash	—	—	2,047		2,047	—	—	—	—

Trade receivables, net	—	—	6,165	—	6,165

Non-current assets	—	4	940	—	944

Other financial assets	—	4	940	—	944	4	—	—	4
Equity securities	—	4	—	—	4	4	—	—	4
Restricted cash	—	—	940	—	940

Total liabilities	—	—	—	2,837	22,587

Current liabilities	—	—	—	2,789	3,844

Trade payables	—	—	—	2,683	2,683

Other financial liabilities	—	—	—	106	1,161	—	—	106	106
Current portion of long-term debt	—	—	—	106	106	—	—	106	106
Lease liability	—	—	—	—	1,055	—	—	—	n/a

Non-current liabilities	—	—	—	48	18,743

Other financial liabilities	—	—	—	48	18,743	—	—	45	45
Long-term debt	—	—	—	48	48	—	—	45	45
Lease liability	—	—	—	—	18,679	—	—	—	n/a
Security deposit	—	—	—	—	16	—	—	—	n/a

Summary of changes in level 3 instruments

Non-current liabilities
(€ in thousands)	Derivative financial instruments
Balance at December 31, 2022	—
Addition	535
(Gains)/losses from revaluation recognized in income statement	325
(Gains)/losses from foreign currency translation recognized in income statement	9
Balance at September 30, 2023	869